Leases - Schedule of Right-Of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Right-of-use assets:
Total right-of-use assets	$ 902	$ 1,031
Lease liabilities:
Total lease liabilities	$ 933	$ 943